Post-retirement benefits - Change in fair value of scheme assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement
Actual return on the plan assets		$ 239
Scheme assets
Movement
Beginning of year	$ 8,854	9,922
Interest income on scheme assets	236	235
Expenses	(6)	(14)
Actuarial gains (losses)	696	(474)
Exchange and other adjustments	160	(372)
Employer contributions	175	174
Participant contributions	2	3
Benefits paid	(512)	(620)
End of year	9,605	8,854
Actual return on the plan assets	932
Pension schemes | UK defined benefit plans | Scheme assets
Movement
Beginning of year	5,989	6,749
Interest income on scheme assets	159	156
Expenses	(5)	(5)
Actuarial gains (losses)	294	(351)
Exchange and other adjustments	207	(349)
Employer contributions	133	143
Participant contributions	2	2
Benefits paid	(315)	(356)
End of year	6,464	5,989
Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	469	423
Interest income on scheme assets	7	5
Expenses	(1)	2
Actuarial gains (losses)	47	1
Exchange and other adjustments	(4)	64
Employer contributions	23	7
Participant contributions		1
Benefits paid	(29)	(34)
End of year	512	469
US | Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	1,379	1,603
Interest income on scheme assets	51	50
Expenses		(1)
Actuarial gains (losses)	183	(106)
Exchange and other adjustments		(2)
Employer contributions	14	14
Benefits paid	(121)	(179)
End of year	1,506	1,379
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme assets
Movement
Beginning of year	1,017	1,147
Interest income on scheme assets	19	24
Expenses		(10)
Actuarial gains (losses)	172	(18)
Exchange and other adjustments	(43)	(85)
Employer contributions	5	10
Benefits paid	(47)	(51)
End of year	$ 1,123	$ 1,017